Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Related Party Transactions

12.    Related Party Transactions

            Our management company provides management, insurance, and other services to Melvin Simon & Associates, Inc., a related party, unconsolidated joint ventures, and other non-owned properties. Amounts for services provided by our management company and its affiliates to our unconsolidated joint ventures and other related parties were as follows:

	For the Year Ended December 31,
	2012	2011	2010
Amounts charged to unconsolidated joint ventures	$119,534	$125,306	$118,905
Amounts charged to properties owned by related parties	4,416	4,353	4,308

            During 2012, 2011 and 2010, we recorded interest income of $2.0 million, $9.8 million and $9.9 million, respectively, net of inter-entity eliminations, related to the loans that we have provided to TMLP and SPG-FCM. In addition, during 2012, 2011 and 2010, we recorded development, royalty and other fees related to our international investments of $15.5 million, $12.3 million, and $10.8 million, respectively, which is included in other income in the accompanying consolidated statements of operations and comprehensive income.